Earnings Per Share - Weighted Average Common Shares (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	438,384,963	450,543,811	441,398,585	450,349,667
Weighted-average number of vested DSUs	115,676	130,015	116,749	131,439
Basic	438,500,639	450,673,826	441,515,334	450,481,106
Effect of stock options and TRSUs	110,735	531,006	193,994	544,701
Diluted	438,611,374	451,204,832	441,709,328	451,025,807